Schedule of taxes payable (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income tax payable	$ 189,588	$ 211,046
VAT payable	4,971	41,092
Other tax payables		6,245
Total	$ 194,559	$ 258,383